Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Profit of the year	$ 5,454,742	$ 5,138,631	$ 4,731,081
Adjustments for:
Employee benefits	22,733	7,465	16,688
Allowance expected credit loss	5,299	(15,131)	866
Depreciation and amortization	1,776,137	1,569,637	1,443,562
Loss on sale of machinery, equipment and improvements to leased assets	586	5,554
Share of loss (profit) of associate	(79)	947	10,620
Net (gain) loss on derivative financial instruments	149,770	(29,643)	(34,361)
Interest expense for financing activity	1,142,086	896,165	600,813
Unrealized exchange (gain) loss	(111,544)	10,827	(172,849)
Provisions	6,930	(2,650)	6,480
Income tax expense	1,891,443	1,869,041	1,440,641
Adjustment from operating activities	10,338,103	9,450,843	8,043,541
Trade accounts receivable	(101,537)	(383,361)	(394,746)
Recoverable income tax and other current assets	(28,591)	93,827	9,275
Concession taxes payable	57,378	43,672	55,422
Aeropuertos Mexicanos del Pacífico, S.A.P.I. de C.V.	56,985	45,754	54,110
Accounts payable	11,642	114,384	24,580
Taxes payable	(33,539)	90,811	49,169
Deposits received in guarantee	26,673	43,121	147,714
Cash generated by operating activities	10,327,114	9,499,051	7,989,065
Income taxes paid	(2,163,057)	(2,263,432)	(1,820,363)
Net cash provided by operating activities	8,164,057	7,235,619	6,168,702
Cash flows from investing activities:
Purchases of machinery, equipment, improvements on leased assets, improvements to concession assets and advance payments to suppliers	(2,478,988)	(2,501,656)	(1,923,893)
Proceeds from sales of machinery and equipment	4,186	6,604
Equity reimbursement from associate		10,034
Cash flows by concession right	(97,628)	(50,354)
Other investment activities	(13,665)	(15,039)	(14,682)
Net cash used in investing activities	(2,586,095)	(2,550,411)	(1,938,575)
Cash flows from financing activities:
Dividends declared and paid	(4,425,346)	(4,004,886)	(3,006,292)
Dividends paid to non-controlling interest	(146,715)	(274,685)
Capital distribution	(1,592,494)	(1,250,870)	(1,750,167)
Proceeds from issuance of debt securities	3,000,000		3,800,000
Proceeds from bank loans	96,308	534,807
Repayments on bank loans		(252,095)	(151,724)
Interest paid on leasing	(3,703)	(3,733)
Payment of obligations for leases	(16,261)	(11,504)
Interest paid on financial loans	(1,143,318)	(903,728)	(579,133)
Net cash used in financing activities	(4,231,529)	(6,166,694)	(1,687,316)
Effects of exchange rate changes on cash held:	2,303	(97,200)	(806)
Increase (decrease) in cash and cash equivalents	1,348,736	(1,578,686)	2,542,005
Cash and cash equivalents at beginning of year	6,151,457	7,730,143	5,188,138
Cash and cash equivalents at the end of year	7,500,193	6,151,457	7,730,143
Non-cash investing activities:
Purchases of machinery, equipment, improvements on leased buildings and improvements to concession assets	$ 286,409	$ 318,519	$ 409,271